COMMITMENTS AND CONTINGENCIES, PIPE Financing (Details) - SpringBig, Inc. [Member] - Common Stock [Member] - PIPE Financing [Member]	Nov. 08, 2021 USD ($) $ / shares shares
PIPE Financing [Abstract]
Number of share issued (in shares) | shares	1,310,000
Share price (in dollars per share) | $ / shares	$ 10.00
Aggregate proceeds to be received for subscribed shares | $	$ 13,100,000